FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL RISK MANAGEMENT
Schedule of effect of the Group's swap agreements designated as cash flow hedges in accumulated other comprehensive income

	2018	2017	2016
Accumulated derivatives income / (loss), beginning of the year, net of tax of 85 and (26) and 261, respectively	340	(103)	1,045
Fair value adjustments on hedging derivatives, net of tax of 840 and (628) and (2,279), respectively	3,362	(2,512)	(9,116)
Amounts reclassified to profit for the year during the period – forecast transaction no longer expected to occur, net of tax of (126) and nil and nil, respectively	(505)	—	—
Amounts reclassified to (profit) / loss for the year during the period – hedged item has affected profit or loss, net of tax of (740) and 739 and 1,992, respectively	(2,960)	2,955	7,968
Accumulated derivatives income / (loss), end of the year, net of tax of 59 and 85 and (26), respectively	237	340	(103)

Schedule of sensitivity to a reasonably possible change in USD and EUR exchange rates

		USD-effect on	EUR-effect on
	Change	profit before tax	profit before tax
	in rate	RUB mln,	RUB mln
2018	+1%	(176)	152
	-1%	176	(152)
2017	+5%	(447)	830
	-5%	447	(830)
2016	+20%	(6,722)	2,274
	-20%	6,722	(2,274)

Schedule of exposure to credit risk

	December 31,	December 31,
	2018	2017
Trade and other receivables	37,143	28,017
Deposits and loans issued	83,865	33,251
Notes	31,235	8,537
Securities held by MTS Bank	22,487	—
Assets in Sistema Capital trust management	11,644	9,600
Derivative financial instruments	6,074	8,403